Liquidity (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Liquidity (Textual)
Cash					$ 472,325
Net loss	$ (224,501)	$ (18,085)	$ (20,070)	$ (1,190,308)	(152,909)
Common stock issued during period					450,000
Private placement [Member]
Liquidity (Textual)
Common stock issued during period					$ 1,600,000
Share price					$ 0.20